Trade Accounts Receivable, Net (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Billed services	R$ 6,783,022	R$ 7,478,145
Unbilled services	984,062	634,241
Mobile handsets and accessories sold	619,821	597,267
Provision for bad debt	(1,870,350)	(1,342,211)	R$ (1,084,895)
Total	R$ 6,516,555	R$ 7,367,442